Loss And Loss Adjustment Expense Reserves Activity in Loss and loss Adjustment Expense Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at beginning of period	$ 10,039.0	$ 8,857.4	$ 8,479.7
Less reinsurance recoverables on unpaid losses	1,442.7	1,185.9	1,045.9
Net balance at beginning of period	8,596.3	7,671.5	7,433.8
Net loss and loss adjustment reserves acquired	(2.5)	222.4	0.0
Total beginning reserves		8,593.8	7,893.9	$ 7,433.8
Incurred related to:
Current year	16,967.1	14,657.1	13,330.3
Prior years	(87.5)	(315.1)	(24.1)
Total incurred	16,879.6	14,342.0	13,306.2
Paid related to:
Current year	11,149.0	9,577.3	8,831.5
Prior years	4,757.4	4,062.3	4,237.0
Total paid	15,906.4	13,639.6	13,068.5
Net balance at ending of period	9,567.0	8,596.3	7,671.5
Plus reinsurance recoverables on unpaid losses	1,801.0	1,442.7	1,185.9
Balance at ending of period	$ 11,368.0	$ 10,039.0	$ 8,857.4